AMERICAN STOCK EXCHANGE
Equities Options ETFs

06024067

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Cert Amx

FEB 16 2006

1-31670

February 16, 2006

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
MAR 01 2006
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on February 14, 2006 the American Stock Exchange (the "Exchange") received from the PowerShares Exchange-Traded Fund Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the PowerShares Zacks Small Cap Portfolio.

Shares of beneficial interest, par value $0.01 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl